Consolidated Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
NET INCOME	$ 1,552,308	$ 223,922	$ 4,684,619
UNREALIZED APPRECIATION ON AVAILABLE FOR SALE SECURITIES (Net of deferred tax expense of $352,000, $1,972,000, and $816,000 for 2011, 2010, and 2009, respectively)	524,119	2,959,420	1,226,665
RECLASSIFICATION ADJUSTMENT FOR REALIZED (GAINS) LOSSES INCLUDED IN NET INCOME (Net of deferred tax (benefit) expense of $1,856,000, $(376,000), and $(156,000) for 2011, 2010, and 2009, respectively)	(2,780,119)	562,580	231,335
MINIMUM PENSION LIABILITY (Net of deferred tax (benefit) expense of $(910,000), $(300,000), and $1,070,000 for 2011, 2010, and 2009, respectively)	(1,366,399)	(453,765)	1,616,189
POSTRETIREMENT LIABILITY (Net of deferred tax (benefit) expense of $1,400,000, $(1,050,000), and $(945,000) for 2011, 2010, and 2009, respectively)	2,099,783	(908,310)	(1,399,409)
COMPREHENSIVE INCOME	$ 29,692	$ 2,383,847	$ 6,359,399